Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.812 www.stradley.com

July 20, 2021

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Dimensional Investment Group Inc. (the “Registrant”)

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement is being filed to register shares of capital stock, with a par value of one cent ($0.01) per share, Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”), a series of the Registrant, that will be issued to the shareholders of Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”), a series of DFA Investment Dimensions Group, Inc., in connection with the acquisition of substantially of the assets of the Target Portfolio in exchange for shares of the Acquiring Portfolio, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement.

In accordance with Rule 488 under the Securities Act, it is proposed that the Registration Statement will automatically become effective on August 19, 2021.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding the Registration Statement, please call me at (215) 564-8048 or, in my absence, Brian Crowell, at (215) 564-8082.

Very truly yours,

/s/Jana L. Cresswell
Jana L. Cresswell, Esquire